SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Dividend Declared
On February 16, 2017, PBF Energy, PBF Holding's indirect parent, announced a dividend of $0.30 per share on outstanding Class A common stock. The dividend is payable on March 13, 2017 to Class A common stockholders of record at the close of business on February 27, 2017.
Contribution Agreement
On February 15, 2017, PBF LLC entered into a contribution agreement with PBFX pursuant to which PBF LLC has agreed to contribute to PBFX all of the issued and outstanding limited liability company interests of Paulsboro Natural Gas Pipeline Company LLC ("PNGPC"), a wholly-owned subsidiary of PBF Holding. PNGPC owns and operates an existing interstate natural gas pipeline that originates in Delaware County, Pennsylvania, and terminates at the delivery point to PBF Holding's Paulsboro Refinery. PNGPC has Federal Energy Regulatory Commission (“FERC”) approval for, and is in the process of constructing, a new 24” pipeline (the “New Pipeline”) to replace the existing pipeline, which will be abandoned. In consideration for the PNGPC limited liability company interests, at closing, PBFX delivered (i) an intercompany promissory note in an amount to be determined based on the amounts expended through the closing date with respect to the New Pipeline and the abandonment of the existing line, (ii) an expansion rights and right of first refusal agreement in favor of PBF LLC with respect to the New Pipeline and (iii) an assignment and assumption agreement with respect to certain outstanding litigation involving PNGPC and the existing pipeline. The transaction closed on February 28, 2017.
Storage Services Agreement
On February 15, 2017, the Company entered into a ten-year storage services agreement (the “Chalmette Storage Agreement”) with PBFX’s wholly-owned subsidiary, PBFX Operating Company ("PBFX Op Co"), under which PBFX, through PBFX Op Co, will provide storage services to the Company upon the earlier of November 1, 2017 and the completion of construction of a new tank at the Company's Chalmette refinery. PBFX Op Co and Chalmette Refining have entered into a twenty-year lease for the premises upon which the tank will be located and a project management agreement pursuant to which Chalmette Refining will manage the construction of the tank.
Services Agreement
On February 28, 2017, PBFX entered into the Fifth Amended and Restated Services Agreement (as amended, the "Services Agreement") with the Company and certain of its subsidiaries in connection with PNGPC contribution agreement and the Chalmette Storage Agreement. The Services Agreement incorporates the PNGPC natural gas pipeline and the Chalmette storage tank into its provisions and increases the annual fee to be paid to PBF Holding from $6,386 to $6,700 and includes an interim monthly fee with respect to PNGPC's existing pipeline. All annual fees to be paid pursuant to the Services Agreement are indexed for inflation.
SUBSEQUENT EVENTS
Dividend Declared
On August 3, 2017, PBF Energy, PBF Holding's indirect parent, announced a dividend of $0.30 per share on its outstanding Class A common stock. The dividend is payable on August 31, 2017 to PBF Energy Class A common stockholders of record at the close of business on August 15, 2017. If necessary, PBF Holding will make a distribution of up to approximately $34,100 to PBF LLC, which in turn will make pro-rata distributions to its members, including PBF Energy. PBF Energy will then use this distribution to fund the dividend payments to the stockholders of PBF Energy.